INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes on income		$ 9,615	$ 14,538	$ 10,897
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Theoretical tax expense		$ 2,211	$ 3,344	$ 2,506
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	[1]	(1,701)	(2,973)	(1,301)
Non-deductible expenses		2,409	374	298
Tax adjustment in respect of different tax rate of foreign subsidiaries		228	397	511
Deferred taxes related to prior years		(1,576)
Change in valuation allowance		(2,097)	421	541
Other		(84)	82	221
Taxes on income		$ (610)	$ 1,645	$ 2,776
Benefit per ordinary share from "Preferred Enterprise"
Basic		$ 0.06	$ 0.11	$ 0.05
Diluted		$ 0.06	$ 0.11	$ 0.05

[1]	Benefit per ordinary share from "Preferred Enterprise"